Recently issued accounting standards (Details) (Accounting Standards Update 2009-17 Consolidations (Topic 810), CHF) In Billions, unless otherwise specified	Jan. 02, 2010
Accounting Standards Update 2009-17 Consolidations (Topic 810)
Accounting change
Cumulative effect of accounting changes, increase (decrease) in net assets	15.0
Cumulative effect of accounting changes, increase / decrease in shareholders' equity, net of tax	2.2